111 West Monroe Street
                                                         Chicago, IL 60603-4080

CHAPMAN AND CUTLER LLP                                   T 312.845.3000
----------------------------------------                 F 312.701.2361
Attorneys at Law - Focused on Finance(R)                 www.chapman.com




                                 September 26, 2013

Valerie J. Lithotomos
Securities and Exchange Commission
100 F Street NE
Washington D.C. 20549

                          Re:  TSC UITS 1 (the "Fund")
                       (File No. 333-187971)(CIK 1553385)
                       ----------------------------------

Ms. Lithotomos:

     Transmitted herewith on behalf of TSC Distributors, LLC (the "Sponsor"), the depositor of the Fund, is Amendment No. 3 to the Registration Statement on Form S-6 for the registration under the Securities Act of 1933 of units representing the ownership of interests in the Fund. The Fund consists of three unit investment trusts (the "Trusts"). The Registration Statement on Form S-6 relating to the Fund was initially filed with the Securities and Exchange Commission (the "Commission") on April 17, 2013. We received comments from the staff of the Commission in a letter from Valerie J. Lithotomos dated May 14, 2013 and responded to the staff's comments in an amendment to the Registration Statement on May 24, 2013. On August 20, 2013 we filed an additional amendment to the Registration Statement making certain changes to the Trusts' investment strategies, names and related disclosures. In a telephone call between Valerie
J. Lithotomos and Matthew T. Wirig on September 24, 2013, Ms. Lithotomos confirmed that the staff had no additional comments or questions with respect to the Registration Statement.

     We are filing this amendment to make certain minor changes to two of the Trusts' investment strategies and updating certain disclosure related to the independent registered public accounting firm that is auditing the financial statements. On page 3 of the prospectus the "Shareholder Yield" has been updated to "as 0.6 multiplied by dividends paid plus 0.4 multiplied by share repurchases; divided by market capitalization". On page 7, "10 days" has been updated to "30 days" and "$150 million" has been updated to "$250 million". On page 38, the disclosure about "Independent Registered Public Accounting Firm" has been updated. On page 39, "Chicago, Illinois" has been updated to "Philadelphia, Pennsylvania".




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     We have been advised that the Sponsor would like to be able to create the
Fund and have the Registration Statement declared effective by the Commission on October 1, 2013. An appropriate amendment to the Registration Statement to reflect such deposit will be promptly filed with the Commission at that time, accompanied by the request of the Sponsor that the Registration Statement be made effective. If you have any questions, please do not hesitate to contact the undersigned at (312) 845-3834.

                                Very truly yours,

                                CHAPMAN AND CUTLER LLP


                                By     /s/ SCOTT R. ANDERSON
                                  ----------------------------
                                        Scott R. Anderson















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